Loans Receivables (Details) - Schedule of Loans Receivables - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Schedule of Loans Receivables [Abstract]
Loans to third parties	[1]		$ 7,138,703
Loans to related parties	[2]		2,245,200
Total			$ 9,383,903

[1]	As of March 31, 2022, the advances granted to independent third parties were unsecured, except for US$2,070,421 bearing a fixed interest rate at 5%, interest free, and repayable within 12 months from the year end date as of March 31, 2022.
[2]	As of March 31, 2022, the advances granted to related parties are unsecured, bearing a fixed interest rate at 5%, and repayable within 12 months from the year end date as of March 31, 2022.